DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITIES VALUATION ASSUMPTIONS

For purpose of determining the fair market value of the derivative liability for the embedded conversion, the Company used the Binomial lattice valuation model. The significant assumptions used in the Binomial lattice valuation model for the derivative are as follows:

6/30/2021
Risk free interest rate	0.05%
Stock volatility factor	63.0% -65.0%
Weighted average expected option life	6 months - 1 year
Expected dividend yield	None

For purpose of determining the fair market value of the derivative liability for the embedded conversion, the Company used the Binomial lattice valuation model. The significant assumptions used in the Binomial lattice valuation model for the derivative are as follows:

12/31/2020
Risk free interest rate	0.08% - 0.17%
Stock volatility factor	164.0% -247.0%
Weighted average expected option life	6 months - 5 years
Expected dividend yield	None